SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Carrying Amount and Accumulated Amortization of the Core Deposit Intangible Asset
The definite-lived intangible assets had the following carrying values at December 31, 2013 and 2012.

	2013			2012
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
(Dollars in thousands)
Core deposit intangibles	$3,775	$(1,098)	$2,677	$3,095	$(743)	$2,352

Amortization Expense of Purchase Accounting Intangible Assets
The related amortization expense of business combination related intangible assets is as follows:

(dollars in thousands)
Amount
Aggregate amortization expense for the year ended December 31:

2012	$309
2013	355

Estimated amortization expense for the year ending December 31:

2014	$377
2015	377
2016	360
2017	308
2018	308
Thereafter	947
$2,677

Reconciliation of Numerators and Denominators of Basic and Diluted Computations Applicable to Common Stockholders
The following table discloses the reconciliation of the numerators and denominators of the basic and diluted computations applicable to common stockholders:

	For the Year Ended December 31, 2013			For the Year Ended December 31, 2012
	Net Income (Numerator)	Shares (Denominator)	Per Share Amount	Net Income (Numerator)	Shares (Denominator)	Per Share Amount

Basic per common share	$4,215,067	4,319,485	$.98	$3,624,339	3,101,411	$1.17

Effect of dilutive shares:

Restricted Stock		53,445			23,856
	$4,215,067	4,372,930	$.96	$3,624,339	3,125,267	$1.16